Davidson Multi Cap Equity Fund
Schedule of Investments - September 30, 2023 (Unaudited)

Shares		Value
	Common Stocks —91.82%
	Aerospace & Defense — 1.80%
27,697	RTX Corp.	$1,993,353

	Air Freight & Logistics — 2.26%
9,448	Fedex Corp.	2,502,964

	Automobile Components — 1.97%
22,076	Aptiv PLC (a)	2,176,473

	Banks — 1.93%
51,954	Citigroup, Inc.	2,136,868

	Beverages — 2.39%
10,517	Constellation Brands, Inc.	2,643,238

	Biotechnology — 2.31%
7,348	Vertex Pharmaceuticals, Inc. (a)	2,555,194

	Broadline Retail — 4.04%
35,142	Amazon.com, Inc. (a)	4,467,251

	Capital Markets — 2.35%
8,014	Goldman Sachs Group, Inc.	2,593,090

	Chemicals — 3.34%
39,449	Corteva, Inc.	2,018,211
24,350	HB Fuller Co.	1,670,653
		3,688,864

	Communications Equipment — 2.17%
13,034	Arista Networks, Inc. (a)	2,397,344

	Consumer Staples Distribution & Retail — 2.32%
16,011	Walmart, Inc.	2,560,639

	Electric Utilities — 1.55%
45,350	Exelon Corp.	1,713,776

	Electrical Equipment — 2.14%
11,080	Eaton Corp. PLC	2,363,142

	Entertainment — 3.05%
14,120	Electronic Arts, Inc.	1,700,048
4,431	Netflix, Inc. (a)	1,673,146
		3,373,194

	Financial Services — 3.05%
24,526	PayPal Holdings, Inc. (a)	1,433,790
8,411	Visa, Inc. - Class A	1,934,614
		3,368,404

	Health Care Equipment & Supplies — 5.44%
4,837	Align Technology, Inc. (a)	1,476,833
9,845	Becton, Dickinson & Co.	2,545,228
25,358	Medtronic PLC	1,987,053
		6,009,114

	Health Care Providers & Services — 4.02%
8,038	Cigna Group	2,299,431
10,672	Laboratory Corp. of America Holdings	2,145,605
		4,445,036

	Hotels, Restaurants & Leisure — 1.68%
20,399	Starbucks Corp.	1,861,817

	Industrial Conglomerates — 1.44%
8,641	Honeywell International, Inc.	1,596,338

	Insurance — 2.53%
20,112	Progressive Corp.	2,801,602

	Interactive Media & Services — 4.27%
35,773	Alphabet, Inc. - Class C (a)	4,716,670

	Machinery — 1.98%
27,259	Otis Worldwide Corp.	2,189,170

	Multi-Utilities — 1.52%
24,642	Sempra	1,676,395

	Oil, Gas & Consumable Fuels — 4.72%
16,118	Chevron Corp.	2,717,817
19,696	EOG Resources, Inc.	2,496,665
		5,214,482

	Personal Care Products — 1.29%
9,895	Estee Lauder Cos., Inc.	1,430,322

	Pharmaceuticals — 1.78%
33,804	Bristol-Myers Squibb Co.	1,961,984

	Semiconductors & Semiconductor Equipment — 3.70%
15,895	Advanced Micro Devices, Inc. (a)	1,634,324
17,805	Micron Technology, Inc.	1,211,274
10,695	Silicon Laboratories, Inc. (a)	1,239,444
		4,085,042

	Software — 13.21%
33,148	Fortinet, Inc. (a)	1,945,125
4,900	Intuit, Inc.	2,503,606
14,240	Microsoft Corp.	4,496,280
13,308	Salesforce, Inc. (a)	2,698,596
20,242	Splunk, Inc. (a)	2,960,392
		14,603,999

	Technology Hardware, Storage & Peripherals — 3.91%
25,212	Apple, Inc.	4,316,547

	Textiles, Apparel & Luxury Goods — 1.81%
71,394	Gildan Activewear, Inc.	1,999,746

	Wireless Telecommunication Services — 1.85%
14,568	T-Mobile US, Inc. (a)	2,040,248
	Total Common Stocks (Cost $64,029,331)	101,482,306

	REITs —4.38%
165,781	AGNC Investment Corp.	1,564,973
18,070	Camden Property Trust	1,709,061
40,902	CubeSmart	1,559,593
	Total REITs (Cost $4,347,054)	4,833,627

	Money Market Fund — 3.70%
4,090,739	First American Government Obligations Fund, Class X, 5.265% (b)	4,090,739
	Total Money Market Fund (Cost $4,090,739)	4,090,739
	Total Investments (Cost $72,467,124) — 99.90%	110,406,672
	Other Assets in Excess of Liabilities — 0.10%	115,475
	Total Net Assets — 100.00%	$110,522,147
	Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rate shown represents the 7-day annualized yield as of September 30, 2023.

Davidson Multi Cap Equity Fund
Summary of Fair Value Disclosure at September 30, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2023:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$10,130,112	$–	$–	$10,130,112
Consumer Discretionary	10,505,287	–	–	10,505,287
Consumer Staples	6,634,199	–	–	6,634,199
Energy	5,214,482	–	–	5,214,482
Financials	10,899,964	–	–	10,899,964
Health Care	14,971,327	–	–	14,971,327
Industrials	10,644,968	–	–	10,644,968
Information Technology	25,402,931	–	–	25,402,931
Materials	3,688,864	–	–	3,688,864
Utilities	3,390,172	–	–	3,390,172
Total Common Stocks	101,482,306	–	–	101,482,306
REITs	4,833,627	–	–	4,833,627
Money Market Fund	4,090,739	–	–	4,090,739
Total Investments	$110,406,672	$–	$–	$110,406,672

Refer to the Fund's schedule of investments for a detailed break-out of securities by industry classification.